AT&T Agreement (Tables)	12 Months Ended
Dec. 31, 2020
ATT Agreement [Abstract]
Shedule of Black-Scholes option-pricing mode
	December 31, 2020	December 31, 2019
OPM Inputs/Assumptions	Values	Values
Equity Value	$525,034,000	20,369,000
Holding Period/Term (years)	3.00	5.00
Volatility	59.50%	51.00%
Risk-Free Rate	0.17%	1.67%
Discount for Lack of Marketability	10.0%	9.5%